Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt

	December 31, 2020	December 31, 2019
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due in 2022	100,000	212,000
U.S. Dollar-denominated Term Loans and Bonds due from 2021 to 2030	873,712	1,114,707
Norwegian Krone-denominated Bonds due from 2021 to 2025	355,514	347,163
Euro-denominated Term Loans due from 2023 to 2024	152,710	165,376
Other U.S. Dollar-denominated Loans	—	3,300
Total principal	1,481,936	1,842,546
Unamortized discount and debt issuance costs	(9,723)	(11,150)
Total debt	1,472,213	1,831,396
Less current portion	(250,508)	(393,065)
Long-term debt	1,221,705	1,438,331